Intangible Asset - Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
- Amortization of intangible assets (note 10)	$ 1,029	$ 183	$ 106